Supplement dated October 3, 2024
to the following initial summary prospectus(es):
Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2024
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
At a meeting held on May 24, 2024, the Board of Trustees of Guggenheim Variable Funds Trust, approved the merger of the Guggenheim Variable Funds Trust (the "Target Fund") into the New Age Alpha Variable Funds Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 25, 2024 (the "Effective Date").
Target Funds	Acquiring Funds
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	New Age Alpha Variable Funds Trust - NAA Large Growth Series
As of the Effective Date, the following changes apply to the contract:
•
the Target Funds will no longer be available to receive transfers or new purchase payments;
•
the Target Funds will transfer all or substantially all of its assets to the Acquiring Funds in exchange for shares of the Acquiring Funds; and
•
the Acquiring Funds will be added as underlying mutual funds available under the contract and will assume all liabilities of the Target Funds.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
(2) All references in the prospectus to the Target Funds are deleted and replaced with the Acquiring Funds.
ISP-0804